Pension and Other Postretirement Benefit Plans - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of actuarial loss, net of amortization of prior service credit		$ 6,000,000
Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net benefit obligation		111,666,000	$ 120,191,000
Pension Benefits | Other noncurrent liabilities
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net benefit obligation		$ 112,000,000	120,000,000
401(k) Plan
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent match of contribution plan		100.00%
Percentage of eligible compensation of contribution plan		6.00%
Expenses recognized related to the 401(k) Plan		$ 25,000,000	23,000,000	$ 20,000,000
LLP
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in projected benefit obligation	$ 34,000,000
Benefit obligation amortization period	23 years 6 months
Contribution to pension plan		$ 7,000,000	$ 0	$ 0
Defined benefit plan percentage of funded status		80.00%
Estimated contributions in 2018		$ 10,000,000
LLP | Sale of Stock
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations percentage		38.00%
LLP | Fixed income securities
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations percentage		58.00%
LLP | Real Estate
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan target allocations percentage		4.00%